Consolidated Statements of Operations - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Revenues:
Sale of software	$ 452,238	$ 390,583
Software as a service	625,557	525,282
Software maintenance services	966,011	988,690
Professional services	451,628	502,952
Third Party services	128,007	194,226
Total revenues	2,623,441	2,601,733
Cost of revenues:
Sale of software	97,899	73,566
Software as a service	304,512	247,928
Software maintenance services	120,422	127,805
Professional services	198,133	135,486
Third Party services	39,496	125,024
Total cost of revenues	760,462	709,809
Gross profit	1,862,979	1,891,924
Operating expenses:
General and administrative	2,199,904	2,118,924
Sales and marketing	819,820	1,132,292
Depreciation	11,831	10,687
Total operating expenses	3,031,555	3,261,903
Loss from operations	(1,168,576)	(1,369,979)
Other income (expense)
Gain on retirement of debt	419,090
Interest expense, net	(609,851)	(206,332)
Total other income (expense)	(190,761)	(206,332)
Net loss	$ (1,359,337)	$ (1,576,311)
Basic and diluted net loss per share:	$ (0.08)	$ (0.09)
Weighted average number of common shares outstanding - basic and diluted	17,372,595	16,650,085